Warrant Liability - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($) shares	Mar. 31, 2024 USD ($)
Warrant Liability [Line Items]
Liabilities	$ 1,677.7	$ 1,677.7	$ 1,173.6
Legato [Member] | Warrants [Member]
Warrant Liability [Line Items]
Class of warrants or rights warrants outstanding | shares	24,178,999	24,178,999		24,178,999
Warrants estimated fair value per share | $ / shares		$ 1.5
Liabilities	$ 52.2	$ 52.2	44.9	$ 36.3	$ 33.1
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	$ (4.0)		$ 12.1